Condensed Financial Information of the Company - Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [Line Items]
Operating expenses	¥ (615,432)	¥ (620,388)	¥ (590,333)
Interest and other income	15,885	15,883	16,005
Other gains/(losses)	2,906	2,389	1,968
Finance costs	(144)	(210)	(235)
Profit before taxation	153,895	148,137	144,462
Taxation	(35,944)	(33,723)	(35,623)
PROFIT FOR THE YEAR	117,951	114,414	108,839
Other comprehensive income for the year	2,240	(1,778)	(261)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	120,191	112,636	108,578
Parent [member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Dividend income	60,044	111,490	49,080
Operating expenses	(67)	(77)	(71)
Interest and other income	41	23	11
Other gains/(losses)	250	(87)	57
Finance costs		(2)	(3)
Profit before taxation	60,268	111,347	49,074
Taxation		(14)	(1)
PROFIT FOR THE YEAR	60,268	111,333	49,073
Other comprehensive income for the year	0	0	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 60,268	¥ 111,333	¥ 49,073